UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
    (Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:    August 31
Date of reporting period: August 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

Liquid Reserves Portfolio 2010 Annual Report |

Schedule of investments

August 31, 2010

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.0%

Bank Notes — 1.8%

Bank of America N.A.	0.530%	9/7/10	$235,000,000	$235,000,000

Bank of America N.A.	0.362%	1/27/11	400,000,000	400,000,000	(a)

Total Bank Notes				635,000,000

Certificates of Deposit — 30.5%

Abbey National Treasury Services PLC	0.630%	11/30/10	200,000,000	200,007,483

Abbey National Treasury Services PLC	0.335%	12/9/10	285,000,000	285,000,000	(a)

Banco Santander	0.650%	10/4/10	255,000,000	255,000,000

Bank of Montreal	0.340%	9/8/10	310,000,000	310,000,000

Bank of Montreal	0.380%	10/20/10	500,000,000	500,000,000

Bank of Nova Scotia	0.400%	10/27/10	200,000,000	200,000,000

Bank of Tokyo Mitsubishi	0.550%	9/24/10	150,000,000	150,000,000

Bank of Tokyo Mitsubishi	0.550%	1/28/11	275,000,000	275,000,000

Barclays Bank PLC	0.590%	1/11/11	250,000,000	250,000,000	(a)

BNP Paribas NY Branch	0.610%	2/2/11	360,000,000	360,000,000

BNP Paribas NY Branch	0.540%	2/10/11	60,000,000	60,000,000

BNP Paribas NY Branch	0.610%	5/16/11	125,000,000	125,000,000

BNP Paribas NY Branch	0.538%	6/22/11	400,000,000	400,000,000	(a)

Canadian Imperial Bank	0.512%	7/1/11	350,000,000	350,000,000	(a)

Citibank N.A.	0.510%	9/22/10	175,000,000	175,000,000

Citibank N.A.	0.710%	12/22/10	175,000,000	175,000,000

Credit Agricole SA	0.640%	2/3/11	650,000,000	650,000,000

Credit Suisse NY	0.500%	9/8/10	400,000,000	400,000,000

Credit Suisse NY	0.320%	1/5/11	100,000,000	100,000,000	(a)

Deutsche Bank AG NY	0.520%	9/7/10	165,000,000	165,000,000

Deutsche Bank AG NY	0.400%	2/18/11	325,000,000	325,000,000

Deutsche Bank AG NY	0.508%	8/24/11	325,000,000	325,000,000	(a)

DnB NOR Bank ASA	0.587%	9/10/10	150,000,000	150,000,000	(a)

DnB NOR Bank ASA	0.340%	9/24/10	125,000,000	125,000,000

Lloyds Bank PLC	0.530%	10/18/10	350,000,000	350,000,000

Lloyds Bank PLC	0.510%	10/22/10	375,000,000	375,000,000

Natixis NY	0.650%	10/22/10	500,000,000	500,000,000

Nordea Bank Finland PLC	0.360%	9/30/10	200,000,000	200,001,608

Nordea Bank Finland PLC	0.500%	12/10/10	100,000,000	100,008,318

Rabobank Nederland NY	0.520%	9/14/10	253,000,000	253,010,826

Rabobank Nederland NY	0.405%	10/22/10	150,000,000	150,001,060

Royal Bank of Scotland	0.750%	1/28/11	500,000,000	500,000,000

Royal Bank of Scotland	0.511%	8/10/11	250,000,000	250,000,000	(a)

Royal Bank of Scotland PLC	0.439%	8/23/11	85,000,000	85,000,000	(a)

Societe Generale NY	1.335%	5/5/11	150,000,000	150,000,000	(a)

State Street Bank & Trust	0.320%	9/7/10	150,000,000	150,000,000

State Street Bank & Trust	0.400%	10/22/10	145,000,000	145,000,000

State Street Bank & Trust	0.700%	1/12/11	100,000,000	100,000,000

Sumitomo Mitsui Banking Corp.	0.400%	10/20/10	106,000,000	106,000,000

Svenska Handelsbanken NY	0.345%	9/24/10	200,000,000	200,000,000

Svenska Handelsbanken NY	0.360%	10/8/10	200,000,000	200,000,000

See Notes to Financial Statements.

  | Liquid Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)

August 31, 2010

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Certificates of Deposit — continued

Svenska Handelsbanken NY	0.610%	1/7/11	$100,000,000	$100,003,545

Toronto Dominion Bank NY	0.400%	10/28/10	100,000,000	100,000,000

UBS AG Stamford Branch	0.780%	1/21/11	175,000,000	175,000,000

UBS AG Stamford Branch	0.625%	4/26/11	305,000,000	305,000,000	(a)

UBS AG Stamford Branch	0.650%	5/11/11	85,000,000	85,000,000

Total Certificates of Deposit				10,889,032,840

Certificates of Deposit (Euro) — 1.9%

ING Bank	0.700%	1/18/11	250,000,000	250,004,810

ING Bank	0.650%	2/2/11	225,000,000	225,009,594

ING Bank	0.590%	2/11/11	200,000,000	200,009,029

Total Certificates of Deposit (Euro)				675,023,433

Commercial Paper — 33.2%

ANZ National International Ltd.	0.381%	10/6/10	300,000,000	299,889,167	(b)(c)

ANZ National International Ltd.	0.421%	10/25/10	200,000,000	199,874,000	(b)(c)

ANZ National International Ltd.	0.425%	12/3/10	160,000,000	160,000,000	(a)(b)

ASB Finance Ltd.	0.344%	1/25/11	100,000,000	100,000,000	(a)(b)

ASB Finance Ltd.	0.410%	3/30/11	150,000,000	150,000,000	(a)(b)

ASB Finance Ltd.	0.494%	8/12/11	100,000,000	100,009,004	(a)

Banco Bilbao Vicaya	0.500%	9/7/10	625,000,000	624,947,917	(c)

Banco Bilbao Vicaya	0.681%	11/5/10	100,000,000	99,877,222	(c)

Bank of Nova Scotia	0.200%	9/1/10	499,200,000	499,200,000	(c)

Barclays U.S. Funding LLC	0.451%	9/23/10	100,000,000	99,972,500	(c)

Barclays U.S. Funding LLC	0.501%	10/15/10	515,000,000	514,685,277	(c)

BNZ International Funding Ltd.	0.376%	1/12/11	125,000,000	125,000,000	(a)(b)

BNZ International Funding Ltd.	0.347%	1/19/11	150,000,000	150,000,176	(a)(b)

BNZ International Funding Ltd.	0.501%	2/3/11	108,000,000	107,767,500	(c)

BNZ International Funding Ltd.	0.441%	2/17/11	125,000,000	124,741,806	(c)

Commerzbank U.S. Finance	0.420%	11/9/10	825,000,000	824,335,877	(c)

Commonwealth Bank of Australia	0.295%	9/8/10	75,000,000	74,995,698	(b)(c)

Commonwealth Bank of Australia	0.438%	8/4/11	80,000,000	80,000,000	(a)

Danske Corp.	0.576%	9/28/10	283,000,000	282,877,956	(b)(c)

Danske Corp.	0.501%	11/12/10	450,000,000	449,549,999	(b)(c)

Danske Corp.	0.632%	1/18/11	40,000,000	39,902,700	(b)(c)

Danske Corp.	0.511%	2/23/11	94,125,000	93,891,648	(c)

Dexia Delaware	0.380%	9/3/10	500,000,000	499,989,444	(c)

DnB NOR Bank ASA	0.361%	10/7/10	250,000,000	249,910,000	(b)(c)

DnB NOR Bank ASA	0.375%	4/21/11	300,000,000	300,000,000	(a)(b)

DnB NOR Bank ASA	0.380%	8/29/11	50,000,000	50,000,000	(a)

General Electric Capital Corp.	0.501%	1/21/11	200,000,000	199,605,556	(c)

General Electric Capital Corp.	0.431%	3/4/11	220,000,000	219,516,489	(c)

General Electric Co.	0.200%	9/1/10	400,000,000	400,000,000	(c)

Honeywell International Inc.	0.604%	9/28/10	4,300,000	4,298,065	(b)(c)

Honeywell International Inc.	0.604%	9/29/10	50,000,000	49,976,667	(b)(c)

ING U.S. Funding LLC	0.582%	11/5/10	100,000,000	99,895,278	(c)

Intesa Funding LLC	0.460%	11/1/10	500,000,000	499,610,277	(c)

Natexis Banques Populaires U.S.	0.611%	10/1/10	100,000,000	99,949,167	(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Annual Report |

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Commercial Paper — continued

Natexis Banques Populaires U.S.	0.732%	12/13/10	$175,000,000	$174,634,494	(c)

Novartis Financial Corp.	0.482%	5/2/11	165,000,000	164,465,400	(c)

Novartis Financial Corp.	0.482%	5/9/11	100,000,000	99,666,667	(c)

Skandinaviska Enskilda Banken AG	0.601%	10/12/10	158,000,000	157,892,033	(b)(c)

Skandinaviska Enskilda Banken AG	0.601%	11/19/10	100,000,000	99,868,334	(b)(c)

Skandinaviska Enskilda Banken AG	0.551%	12/1/10	325,000,000	324,548,159	(c)

Skandinaviska Enskilda Banken AG	0.541%	12/2/10	200,000,000	199,724,000	(c)

Societe De Prise	0.526%	9/8/10	300,000,000	299,969,375	(b)(c)

Societe De Prise	0.526%	9/9/10	10,000,000	9,998,833	(b)(c)

Societe Generale N.A.	0.240%	9/1/10	350,000,000	350,000,000	(c)

Societe Generale N.A.	0.506%	2/4/11	575,000,000	573,741,710	(c)

State Street Corp.	0.451%	2/4/11	125,000,000	124,756,250	(c)

State Street Corp.	0.401%	2/14/11	100,000,000	99,815,556	(c)

State Street Corp.	0.401%	10/22/10	132,000,000	131,925,200	(c)

Swedbank	0.681%	10/1/10	170,000,000	169,903,667	(c)

Swedbank	0.681%	10/4/10	170,000,000	169,894,033	(c)

Swedbank	0.681%	10/5/10	100,000,000	99,935,778	(c)

Swedbank	0.445%	11/22/10	135,000,000	134,863,162	(c)

Swedbank	0.446%	11/24/10	175,000,000	174,818,292	(c)

Swedish Export Credit	0.381%	10/6/10	145,000,000	144,946,431	(c)

UBS Finance Delaware LLC	0.506%	10/1/10	250,000,000	249,894,791	(c)

Total Commercial Paper				11,829,531,555

Corporate Bonds & Notes — 7.0%

Bank of America N.A.	0.763%	6/22/11	230,000,000	230,047,302	(a)(b)

Berkshire Hathaway Finance Corp.	0.828%	1/11/11	50,000,000	50,058,979	(a)

Berkshire Hathaway Inc., Senior Notes	0.391%	2/10/11	160,000,000	160,000,000	(a)

Commonwealth Bank of Australia	0.493%	9/27/11	100,000,000	100,000,000	(a)(b)

JPMorgan Chase Bank N.A.	0.265%	1/21/11	362,000,000	361,992,561	(a)

National Australia Bank NY	0.362%	8/19/11	310,000,000	310,000,000	(a)(b)

Nordea Bank AB	0.392%	9/16/11	300,000,000	300,000,000	(a)(b)

Rabobank Nederland NV	0.446%	9/16/11	225,000,000	225,000,000	(a)(b)

Societe Generale	0.552%	8/19/11	100,000,000	100,000,000	(a)

Svenska Handelsbanken AB	0.448%	2/9/11	150,000,000	150,000,000	(a)(b)

Toyota Motor Credit Corp.	0.293%	1/10/11	300,000,000	300,000,000	(a)

Wal-Mart Stores Inc.	5.482%	6/1/11	100,000,000	103,545,260

Westpac Banking Corp.	0.558%	11/26/10	105,000,000	104,991,419	(a)

Total Corporate Bonds & Notes				2,495,635,521

Medium-Term Notes — 1.4%

American Honda Finance Corp.	0.340%	1/11/11	250,000,000	250,000,000	(a)(b)

Westpac Banking Corp.	0.665%	4/19/11	250,000,000	250,143,354	(a)(b)

Total Medium-Term Notes				500,143,354

Time Deposits — 7.8%

Branch Banking and Trust Grand Cayman	0.190%	9/1/10	325,294,000	325,294,000

Citibank Nassau	0.230%	9/1/10	500,000,000	500,000,000

Credit Agricole Grand Cayman	0.230%	9/1/10	550,000,000	550,000,000

Dexia Credit Local NY	0.250%	9/1/10	350,000,000	350,000,000

See Notes to Financial Statements.

  | Liquid Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)

August 31, 2010

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Time Deposits — continued

ING Bank Grand Cayman	0.230%	9/1/10	$206,000,000	$206,000,000

National Bank of Canada	0.200%	9/1/10	200,000,000	200,000,000

Natixis Grand Cayman	0.250%	9/1/10	450,000,000	450,000,000

Royal Bank of Canada NY	0.210%	9/1/10	200,000,000	200,000,000

Total Time Deposits				2,781,294,000

U.S. Government Agencies — 0.6%

Federal Farm Credit Bank (FFCB)	0.500%	5/2/12	75,000,000	75,000,000	(a)

Federal National Mortgage Association (FNMA), Notes	0.285%	8/23/12	135,000,000	134,918,930	(a)

Total U.S. Government Agencies				209,918,930

U.S. Treasury Bills — 3.5%

U.S. Treasury Bills	0.200 - 0.205%	12/23/10	1,245,000,000	1,244,210,648	(c)

U.S. Treasury Notes — 2.5%

U.S. Treasury Notes	2.000%	9/30/10	300,000,000	300,424,193

U.S. Treasury Notes	0.875%	1/31/11	200,000,000	200,521,201

U.S. Treasury Notes	0.875%	2/28/11	200,000,000	200,593,622

U.S. Treasury Notes	0.875%	3/31/11	200,000,000	200,649,749

Total U.S. Treasury Notes				902,188,765

Repurchase Agreements — 9.8%

Barclays Capital Inc., tri-party repurchase agreement
dated 8/31/10; Proceeds at maturity - $3,500,023,333;
(Fully collateralized by various U.S. government
obligations, 0.750% to 3.500% due 12/31/11 to 2/15/18;
Market value - $3,570,000,072)	0.240%	9/1/10	3,500,000,000	3,500,000,000

Total Investments — 100.0% (Cost — $35,661,979,046#)				35,661,979,046

Other Assets in Excess of Liabilities — 0.0%				13,429,401

Total Net Assets — 100.0%				$35,675,408,447

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Annual Report |

Statement of assets and liabilities
August 31, 2010

Assets:

Investments, at value	$35,661,979,046

Cash	785

Interest receivable	16,584,348

Total Assets	35,678,564,179

Liabilities:

Investment management fee payable	2,913,483

Trustees’ fees payable	11,684

Accrued expenses	230,565

Total Liabilities	3,155,732

Total Net Assets	$35,675,408,447

Represented by:
Paid-in Capital	$35,675,408,447

See Notes to Financial Statements.

  | Liquid Reserves Portfolio 2010 Annual Report

Statement of operations
For the Year Ended August 31, 2010

Investment Income:

Interest	$141,213,616

Expenses:

Investment management fee (Note 2)	38,156,063

Legal fees	551,602

Trustees’ fees	548,193

Custody fees	192,304

Audit and tax	45,100

Miscellaneous expenses	29,239

Total Expenses	39,522,501
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,366,439)

Net Expenses	38,156,062

Net Investment Income	103,057,554

Net Realized Gain on Investments	3,445,207

Increase in Net Assets From Operations	$106,502,761

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Annual Report |

Statements of changes in net assets

For the Years Ended August 31,	2010	2009

Operations:

Net investment income	$103,057,554	$519,018,984

Net realized gain	3,445,207	10,613,541

Change in net unrealized appreciation (depreciation)	—	147,597,521

Increase in Net Assets From Operations	106,502,761	677,230,046

Capital Transactions:

Proceeds from contributions	82,457,700,824	76,815,121,758

Value of withdrawals	(81,686,180,340)	(97,066,815,677)

Increase (Decrease) in Net Assets From Capital Transactions	771,520,484	(20,251,693,919)

Increase (Decrease) in Net Assets	878,023,245	(19,574,463,873)

Net Assets:

Beginning of year	34,797,385,202	54,371,849,075

End of year	$35,675,408,447	$34,797,385,202

See Notes to Financial Statements.

  | Liquid Reserves Portfolio 2010 Annual Report

Financial highlights

For the years ended August 31:

	2010	2009	2008	2007	2006

Net assets, end of year (millions)	$35,675	$34,797	$54,372	$50,645	$32,230

Total return[1]	0.28%	1.57%[2]	4.00%[2]	5.40%	4.53%

Ratios to average net assets:
Gross expenses	0.10%	0.11%	0.11%	0.10%[3]	0.12%

Net expenses [4,5,6]	0.10	0.10	0.08	0.09 [3]	0.09

Net investment income	0.27	1.67	3.97	5.26	4.33

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[4]	As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Annual Report |

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$35,661,979,046	—	$35,661,979,046

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which,

   |  Liquid Reserves Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2010, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.This arrangement may be reduced or terminated under certain circumstances.

Liquid Reserves Portfolio 2010 Annual Report  |

During the year ended August 31, 2010, fees waived and/or expenses reimbursed amounted to $1,366,439.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2010 the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any

   |  Liquid Reserves Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM NewYorkTax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the

Liquid Reserves Portfolio 2010 Annual Report  |

Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

6. Regulatory matter

The Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rule, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

   |  Liquid Reserves Portfolio 2010 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio, a series of Master Portfolio Trust, as of August 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 20, 2010

Liquid Reserves Portfolio |

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 1-800-625-4554 or 1-212-857-8181.

Independent Trustees†:

Elliott J. Berv

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher

Year of birth	1938

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past five years

Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Jane F. Dasher

Year of birth	1949

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

  | Liquid Reserves Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

Mark T. Finn

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988), Principal/Member, Balvan Partners (investment management) (2002 to 2009)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Rainer Greeven

Year of birth	1936

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years	Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since 2002)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen R. Gross

Year of birth	1947

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr.

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1985

Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Liquid Reserves Portfolio |

Independent Trustees cont’d

Diana R. Harrington

Year of birth	1940

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Susan M. Heilbron

Year of birth	1945

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years	President, George Mason University (since 1996)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

  | Liquid Reserves Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

R. Richardson Pettit

Year of birth	1942

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years

Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Interested Trustee and Officer:

R. Jay Gerken, CFA[3]

Year of birth	1951

Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)

Number of funds in fund complex overseen by Trustee	135

Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

Additional Officers:

Ted P. Becker

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Liquid Reserves Portfolio |

Additional Officers cont’d

John Chiota

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1968

Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2007 and 2008

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (prior to 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1954

Position(s) with Trust	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1962

Position(s) with Trust	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since 2002)

Kaprel Ozsolak

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1965

Position(s) with Trust	Chief Financial Officer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007) and Legg Mason & Co. predecessors (prior to 2007); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

  | Liquid Reserves Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Additional Officers cont’d

David Castano

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1971

Position(s) with Trust	Treasurer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (prior to 2006); formerly, Supervisor at UBS Global Asset Management (prior to 2004)

Jeanne M. Kelly

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Senior Vice President

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Portfolio, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2009 and August 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $152,990 in 2009 and $111,600 in 2010.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2009 and $4,000 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $17,300 in 2009 and $22,800 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2010.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 27, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 27, 2010

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer
Master Portfolio Trust

Date:	October 27, 2010